Assets held for sale and discontinued operations - Detailed Information About Major Classes Of Assets And Liabilities Held For Sale (Detail) - GBP (£) £ in Millions		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Non-current assets
Goodwill	[1]	£ 10,110.6		£ 13,132.6		£ 12,874.6
Other	[1]	1,468.8		1,842.0		2,018.4
Property, plant and equipment	[1]	876.0		1,083.0		979.5
Right-of-use assets	[1]	1,734.5
Interests in associates and joint ventures	[1]	813.0		796.8		1,065.2
Other investments	[1]	498.3		666.7		1,153.5
Deferred tax assets	[1]	187.9		153.0		160.3
Trade and other receivables	[1]	137.6		180.0		176.2
Non-current assets	[1]	15,826.7		17,854.1		18,427.7
Current assets
Corporate income tax recoverable	[1]	165.4		198.7		234.7
Trade and other receivables	[1]	11,822.3		13,101.5		12,530.7
Cash and short-term deposits	[1]	11,305.7		11,065.8		11,851.0
Current assets	[1]	23,778.7		24,366.0		24,616.4
Current liabilities
Trade and other payables	[1]	(14,188.1)		(15,021.9)		(14,239.5)
Corporate income tax payable	[1]	(499.9)		(545.9)		(649.3)
Bank overdrafts	[1]	(8,798.0)	[2]	(9,447.7)	[2]	(10,083.7)
Short-term lease liabilities	[1]	(302.2)
Current liabilities	[1]	(23,958.6)		(25,015.5)		(24,972.5)
Non-current liabilities
Trade and other payables	[1]	(449.6)	[3]	(810.0)	[3]	(911.7)
Deferred tax liabilities	[1]	(379.8)		(479.5)		(513.7)
Provisions for post-employment benefits	[1]	(159.0)		(184.3)		(206.3)
Provisions for liabilities and charges	[1]	(247.8)		(311.7)		(229.0)
Long-term lease liabilities	[1]	(1,947.5)
Non-current liabilities	[1]	(7,231.0)		£ (7,420.3)		£ (8,111.1)
Discontinued operations [member]
Non-current assets
Property, plant and equipment		115.7
Right-of-use assets		103.5
Interests in associates and joint ventures		92.3
Other investments		11.5
Deferred tax assets		44.1
Current assets
Corporate income tax recoverable		49.8
Current liabilities
Corporate income tax payable		(48.2)
Non-current liabilities
Deferred tax liabilities		(98.6)
Provisions for post-employment benefits		(26.7)
Provisions for liabilities and charges		(22.4)
Discontinued operations [member] | Assets and liabilities classified as held for sale [member]
Non-current assets
Goodwill		155.4
Other		5.9
Property, plant and equipment		12.8
Right-of-use assets		25.7
Interests in associates and joint ventures		4.6
Other investments		0.6
Deferred tax assets		5.9
Trade and other receivables		2.6
Non-current assets		213.5
Current assets
Corporate income tax recoverable		15.9
Trade and other receivables		189.4
Cash and short-term deposits		66.5
Current assets		271.8
Total assets classified as held for sale		485.3
Current liabilities
Trade and other payables		(130.4)
Corporate income tax payable		(3.8)
Bank overdrafts		(0.2)
Short-term lease liabilities		(3.9)
Current liabilities		(138.3)
Non-current liabilities
Trade and other payables		(1.3)
Deferred tax liabilities		(1.2)
Provisions for post-employment benefits		(8.5)
Provisions for liabilities and charges		(0.6)
Long-term lease liabilities		(20.5)
Non-current liabilities		(32.1)
Total liabilities associated with assets classified as held for sale		(170.4)
Net assets of disposal group		£ 314.9

[1]	Figures have been restated, as described in the accounting policies.
[2]	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies of the consolidated financial statements.
[3]	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.